Significant Accounting Judgments and Estimates - Additional Information (Details) - USD ($) $ in Thousands	Feb. 13, 2023	Dec. 31, 2022	Dec. 30, 2022
2026 Notes
Disclosure of detailed information about borrowings [line items]
Minimum liquidity balance requirement		$ 7,500	$ 7,500
Convertible note agreement | 2028 Notes
Disclosure of detailed information about borrowings [line items]
Minimum liquidity balance requirement	$ 2,000